April 2, 2007

Securities and Exchange Commission Office of Filings and Information Services 100 F. Street, NE Washington, D.C. 20549

Attention: Filings – Rule 497(j)

Re:	Dreyfus New Jersey Municipal Money Market Fund, Inc.
Registration Statement File No. 33-20891: 811-5527
CIK No. 831363

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 26 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 29, 2007.

Very truly yours,

/s/ Joanna Krzyzanowska
Joanna Krzyzanowska